RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2023
Risk Management [Abstract]
Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As of June 30, 2023	As of December 31, 2022
Trade and other receivables (excluding prepayments and deferred compensation cost)	12,089	11,029
Cash and cash equivalents	31,311	29,664
	43,400	40,693

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As of June 30, 2023	As of December 31, 2022
Between one and two months	840	471
Between two and three months	456	109
More than three months	339	205
	1,635	785

Summary of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Balance at the beginning of the period	1,537	666	877	142
Increase in credit losses allowance	118	71	767	597
Translation effect	(97)	(50)	(86)	(52)
Balance at the end of the period	1,558	687	1,558	687

Disclosure of Maturity Profile for Financial Liabilities
The following table summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of June 30, 2023
Deferred consideration	24,334	—	—	24,334
Lease liability	542	490	1,222	2,254
Trade and other payables	5,000	—	—	5,000
Total	29,876	490	1,222	31,588
As of December 31, 2022
Deferred consideration	2,800	5,000	—	7,800
Contingent consideration	19,860	12,471	—	32,331
Lease liability	554	510	1,445	2,509
Trade and other payables	3,328	290	—	3,618
Total	26,542	18,271	1,445	46,258